DEBT - Total Debt (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Convertible notes payable	£ 0
Notes payable	340,072	£ 231,631
Total Debt	2,317,403	4,529,067
Nonrelated Party
Debt Instrument [Line Items]
Convertible notes payable	0	1,771,593
Convertible notes payable, at fair value	0	1,213,564
Loans payable	100,000	0
Accrued interest	67,512	144,585
Related Party
Debt Instrument [Line Items]
Convertible notes payable	0	999,937
Convertible notes payable, at fair value	0	40,930
Loans payable	1,766,666	0
Accrued interest	£ 43,153	£ 126,827